Related Party Transactions	9 Months Ended	12 Months Ended
	Feb. 28, 2022	May 31, 2021
Related Party Transactions
Related Party Transactions

Note 4 – Related Party Transactions

Notes Payable – Related Party

As at February 28, 2022 and May 31, 2021, the total amount owed to an officer was $388,687 and $361,075, respectively. Of the February 28, 2022, amount $57,000 of the loan is at 10% interest and was to be repaid by June 28, 2017, and currently is in default, and as at February 28, 2022 and May 31, 2021, accrued interest of $32,342 and $28,079, respectively, in interest has been recorded with respect to this loan. There is no additional interest charged to the note as a result of the default. Additionally, $71,902 of the loan is at 10% interest and due on December 31, 2015, and currently in default and as at February 28, 2022 and May 31, 2021, accrued interest of $53,579 and $48,202, respectively, in interest has been recorded with respect to this loan. There is no additional interest charged to the note as a result of the default. Additionally, $259,785 of the loan includes $181,711 that was reclassified from accounts payable as at February 28, 2022. This amount is at 0% interest and is due on demand.

Note 3 – Related Party Transactions

Notes Payable – Related Party

During the years ended May 31, 2021 and 2020, the Company borrowed $4,000 and $2,500, respectively from our officer for working capital purposes. As at May 31, 2021 and 2020, the total amount owed to this officer was $361,075 and $334,056, respectively. Of the May 31, 2021 amount, $57,000 of the loan is at 10% interest and was to be repaid by June 28, 2017 and currently is in default, and as at May 31, 2021 and 2020, accrued interest of $28,079 and $22,379 in interest has been recorded with respect to this loan.There is no additional interest charged to the note as a result of the default. Additionally, $71,902 of the loan is at 10% interest and due on December 31, 2016 and currently in default and as at May 31, 2021 and 2020, accrued interest of $48,202 and $41,008 in interest has been recorded with respect to this loan.There is no additional interest charged to the note as a result of the default. Additionally, $232,173 of the loan includes $17,019 reclassified from accounts payable is at 0% interest, and is due on demand.